Simpson Thacher & Bartlett LLP 425 LEXINGTON AVENUE NEW YORK, NY 10017 TELEPHONE: +1-212-455-7026 FACSIMILE: +1-212-455-2502
Direct Dial Number +1-212-455-7026	E-mail Address bissie.bonner@stblaw.com

July 31, 2025

Re:   StepStone Private Equity Strategies Fund

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Ladies and Gentlemen:

On behalf of StepStone Private Equity Strategies Fund, (formerly, StepStone Private Equity Fund) (the “Fund”), we hereby submit for filing by electronic transmission with the Securities and Exchange Commission the Pre-Effective Amendment No. 2 to the Registration Statement under the Securities Act of 1933 and the 1940 Act on Form N-2 (the “Registration Statement”). The Registration Statement is being filed for purposes of responding to comments from the Staff and making other updates as appropriate. The undersigned received telephonic comments from the staff (the “Staff”) of the Securities and Exchange Commission regarding the disclosure on July 3, 2025, and July 29, 2025, and responded to the Staff’s comments in correspondence filed on July 31, 2025.

Any questions or communications regarding this filing should be directed to the undersigned at bissie.bonner@stblaw.com or (212) 455-7026.

Very truly yours,

/s/ Bissie K. Bonner
Bissie K. Bonner

cc:	Robert W. Long, StepStone Group Private Wealth LLC
Dean Caruvana, StepStone Group Private Wealth LLC
Ryan P. Brizek, Simpson Thacher & Bartlett LLP
David C. Howe, Simpson Thacher & Bartlett LLP
Anna Sheu, Simpson Thacher & Bartlett LLP